Schedule of debt continuity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance, beginning of year	$ 168,328	$ 142,995
Issuance of debt	29,447	43,643
Scheduled debt repayments	(1,698)	(23,608)
Conversion of debt to shares	(19,456)	(5,963)
Accrued interest	1,755	326
Amount reclassified to derivative liability	(623)
Translation adjustment	(3,124)	10,935
Balance, end of year	$ 174,629	$ 168,328